Schedule of Investments
November 30, 2021 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.97%

Accident & Health Insurance- 2.50%
Aflac, Inc.	1,675	90,685

Arrangement of Transportation of Freight & Cargo - 2.65%
Expeditors International of Washington, Inc.	789	95,958

Biological Products (No Diagnostic Substances) - 1.57%
Amgen, Inc.	287	57,079

Computer & Office Equipment - 2.17%
Cisco Systems, Inc.	1,438	78,860

Electric & Othwer Services Combined - 2.21%
Alliant Energy Corp.	1,465	80,267

Electric Services - 2.68%
NextEra Energy, Inc.	1,119	97,107

Fire, Marine & Casualty Insurance - 2.55%
Progressive Corp.	995	92,475

Guided Missiles & Space Vehicles & Parts - 2.52%
Lockheed Martin Corp.	274	91,330

Hospital & Medical Service Plans - 2.43%
UnitedHealth Group, Inc.	198	87,956

Industrial Inorganic Chemicals - 2.85%
Air Products and Chemicals, Inc.	360	103,478

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 2.71%
Martin Marietta Materials, Inc.	244	98,456

Natural Gas Distribution - 1.88%
Atmos Energy Corp.	753	68,011

Natural Gas Transmission - 1.93%
Kinder Morgan, Inc.	4,525	69,957

Oil & Gas Filed Machinery & Equipment - 1.98%
Baker Hughes Co. Class A	3,082	71,934

Operative Builders - 4.73%
D.R. Horton, Inc. (2)	983	96,039
PulteGroup, Inc.	1,510	75,545

		171,584

Paints, Varnishes, Lacquers, Enamels & Allied Products- 2.02%
PPG Industries, Inc.	476	73,385

Petroleum Refining- 2.82%
Marathon Petroleum Corp.	1,680	102,228

Pharmaceutical Preparations - 5.33%
Johnson & Johnson	563	87,789
Regeneron Pharmaceuticals, Inc. (2)	166	105,664

		193,453

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 2.55%
Celanesa Corp. Series A	612	92,632

Real Estate - 2.42%
CBRE Group, Inc. Class A (2)	920	87,924

Retail-Building Materials, Hardware, Garden Supply - 2.85%
Tractor Supply Co.	459	103,426

Retail-Radio TV & Consumer Electronics Sotres- 1.89%
Best Buy Co., Inc.	640	68,390

Retail-Building Materials, Hardware, Garden Supply - 6.84%
Costco Wholesale Corp.	252	135,924
Target Corp.	460	112,166

		248,090

Security Brokers, Dealers & Flotation Companies - 2.07%
BlackRock, Inc.	83	75,083

Semiconductors & Related Devices - 4.39%
Intel Corp.	1,695	83,394
Skyworks Solutions, Inc.	500	75,830

		159,224

Services-Advertising Agencies - 4.18%
Interpublic Group of Cos., Inc.	2,450	81,316
Omnicom Group, Inc.	1,045	70,339

		151,655

Services-Business Services, Inc. - 2.06%
Visa, Inc. Class A	385	74,601

Services-Computer Programming, Data Processing, Etc. - 5.28%
Alphabet, Inc. Class A (2)	37	105,004
Meta Platforms, Inc. Class A (2)	267	86,631

		191,635

Ship & Boat Building & Repairing - 2.06%
Huntington Ingalls Industries, Inc.	420	74,554

Specialty Cleaning, Polishing and Sanitation Preparations - 2.14%
Clorox Co.	476	77,517

Television Broadcasting Stations - 1.96%
ViacomCBS, Inc. Class B	2,300	71,185

Title Insurance - 2.73%
Fidelity National Financial, Inc.	2,025	99,043

Total Common Stock	(Cost $ 3,136,640)	3,299,162

Real Estate Investment Trusts - 5.37%

Public Storage	344	112,619
VICI Properties, Inc.	3,017	82,062

Total Registered Investment Companies	(Cost $ 180,104)	194,681

Money Market Registered Investment Companies - 3.55%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 0.01% (3)	128,918	128,918

Total Money Market Registered Investment Companies	(Cost $ 128,918)	128,918

Total Investments - 99.89%	(Cost $ 3,445,662)	3,622,761

Other Assets less Liabilities - .11%		4,071

Total Net Assets - 100.00%		3,626,832

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,622,761	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,622,761	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2021.